Condensed Statement of Changes in Member's Deficit - Pathfinder - Interim - USD ($)	Total	Accumulated Deficit	Pathfinder	Pathfinder Member’s Capital	Pathfinder Accumulated Deficit
Beginning balance at Jul. 18, 2025			$ 0	$ 0	$ 0
Increase (Decrease) in Members' Equity [Roll Forward]
Net loss			(907,308)
Ending balance at Dec. 31, 2025			(907,308)	0	(907,308)
Beginning balance at Sep. 30, 2025			(104,166)
Ending balance at Dec. 31, 2025			(907,308)	0	(907,308)
Beginning balance at Sep. 30, 2025			(104,166)
Ending balance at Jun. 30, 2026			(3,125,506)	0	(3,125,506)
Beginning balance at Dec. 31, 2025			(907,308)	0	(907,308)
Increase (Decrease) in Members' Equity [Roll Forward]
Net loss	$ (188,134,733)	$ (188,134,733)	(2,218,198)		(2,218,198)
Ending balance at Jun. 30, 2026			$ (3,125,506)	$ 0	$ (3,125,506)